Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2016
Prospectus

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

The Board of Trustees has approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreement. If approved, the fund currently anticipates that the new contract will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces the similar information found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)(a)	0.78%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.63%
Acquired fund fees and expenses	0.02%
Total annual operating expenses(b)	1.43%
Fee waiver and/or expense reimbursement(a)	0.26%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	1.17%

(a)  Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.15%. This arrangement will remain in effect through April 30, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$119
3 years	$395
5 years	$726
10 years	$1,663

AMM-16-04 1.936609.124	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

AMM-L-AMM-NB-16-02 1.9862709.105	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

AMM-FB-16-02 1.966653.106	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

SMCB-16-02 1.919463.109	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2016
Prospectus

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

The Board of Trustees has approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreement. If approved, the fund currently anticipates that the new contract will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SMC-16-04 1.919462.127	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2016
Prospectus

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co, LLC now refer to Victory Capital Management Inc.

The Board of Trustees has approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreement. If approved, the fund currently anticipates that the new contract will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces the similar information found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class L	Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)(a)	0.78%	0.78%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.62%	0.62%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses(b)	1.42%	1.67%
Fee waiver and/or expense reimbursement(a)	0.25%	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	1.17%	1.42%

(a)  Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.15% for Class L and 1.40% for Class N. These arrangements will remain in effect through April 30, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Class L	Class N
1 year	$119	$145
3 years	$394	$472
5 years	$723	$855
10 years	$1,654	$1,929

AMM-L-AMM-N-16-04 1.9585472.115	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2016
Prospectus

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co, LLC now refer to Victory Capital Management Inc.

The Board of Trustees has approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreement. If approved, the fund currently anticipates that the new contract will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AMM-F-16-04 1.965094.118	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

AMMB-16-02 1.955679.107	August 10, 2016